Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2019	2020	2021	2019		2020		2021
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥48,352	¥49,194	¥46,861	¥12,395	¥525	¥14,406	¥366	¥13,947	¥229
Interest cost on projected benefit obligation	13,504	10,969	11,091	14,958	1,046	17,370	1,159	14,295	793
Expected return on plan assets	(74,270)	(74,744)	(71,078)	(33,266)	(2,314)	(31,382)	(1,882)	(31,161)	(2,118)
Amortization of net actuarial loss	731	5,641	17,019	9,993	707	8,685	1,162	11,560	208
Amortization of prior service cost	(1,210)	(1,204)	(1,205)	(3,039)	(2,020)	(2,633)	(1,881)	(2,614)	(448)
Loss (gain) on settlements and curtailment	(5,980)	(2,366)	(4,605)	49	—	223	—	30	—

Net periodic benefit cost (income)	¥(18,873)	¥(12,510)	¥(1,917)	¥1,090	¥(2,056)	¥6,669	¥(1,076)	¥6,057	¥(1,336)

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2019	2020	2021	2019		2020		2021
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.76%	0.61%	0.63%	3.19%	3.27%	3.80%	3.87%	2.94%	2.72%
Discount rates in determining benefit obligation	0.61	0.63	0.71	3.87	3.99	3.05	2.96	2.34	2.23
Rates of increase in future compensation level for determining expense	3.21	3.21	3.46	4.65	—	5.01	—	5.12	—
Rates of increase in future compensation level for determining benefit obligation	3.21	3.46	3.46	5.01	—	5.12	—	5.09	—
Expected rates of return on plan assets	2.83	2.89	2.93	6.70	7.50	6.25	7.00	6.19	7.00
Cash balance crediting rate for determining expense	2.46	2.46	2.46	2.74	—	3.03	—	2.39	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.46	3.03	—	2.39	—	1.62	—

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2020 (1)	2021 (1)	2020 (1)	2021 (1)
Initial trend rate	4.14%	4.17%	6.50%	6.50%
Ultimate trend rate	3.77%	3.78%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2027	2028	2027	2028

Note:
(1)	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2019 and 2020, respectively.

Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2020	2021	2020		2021
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,841,884	¥1,807,905	¥469,080	¥31,510	¥547,013	¥32,383
Service cost	49,194	46,861	14,406	366	13,947	229
Interest cost	10,969	11,091	17,370	1,159	14,295	793
Plan participants’ contributions	—	—	28	455	30	440
Acquisitions/ Divestitures	(94)	(2,845)	13,000	—	(260)	—
Amendments	—	(22)	3,721	—	(1,187)	—
Actuarial loss (gain)	(3,053)	(21,558)	58,831 (1)	1,648	51,724 (1)	1,506
Benefits paid	(66,771)	(65,730)	(21,120)	(2,326)	(20,816)	(2,488)
Lump-sum payment	(24,224)	(22,219)	(2,284)	—	(2,825)	—
Translation adjustments and other	—	—	(6,019)	(429)	(20,968)	(1,509)

Benefit obligation at end of fiscal year	1,807,905	1,753,483	547,013	32,383	580,953	31,354

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,594,788	2,432,847	493,495	28,258	559,508	31,919
Actual return on plan assets	(123,802)	472,185	92,087	5,695	82,615	5,165
Employer contributions	28,653	21,151	2,887	186	3,896	181
Acquisitions/ Divestitures	(21)	(2,440)	791	—	—	—
Plan participants’ contributions	—	—	28	455	30	440
Benefits paid	(66,771)	(65,730)	(21,120)	(2,326)	(20,816)	(2,488)
Translation adjustments and other	—	—	(8,660)	(349)	(20,829)	(1,868)

Fair value of plan assets at end of fiscal year	2,432,847	2,858,013	559,508	31,919	604,404	33,349

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥643,520	¥1,122,507	¥81,301	¥4,378	¥94,445	¥6,754
Accrued benefit cost	(18,577)	(17,977)	(68,806)	(4,842)	(70,994)	(4,759)

Net amount recognized	¥624,943	¥1,104,530	¥12,495	¥(464)	¥23,451	¥1,995

Note:
(1)	Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2020 and 2021 primarily result from changes in the discount rate.

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2020	2021	2020	2021
	(in millions)
Aggregated accumulated benefit obligations	¥1,773,042	¥1,719,798	¥523,078	¥554,375

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2020	2021	2020	2021
	(in millions)
Projected benefit obligations	¥26,442	¥24,527	¥89,829	¥92,527
Accumulated benefit obligations	26,442	24,527	67,609	68,720
Fair value of plan assets	7,980	6,738	21,014	21,532

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2020	2021	2020		2021
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥437,254	¥1,557	¥114,167	¥5,164	¥96,807	¥3,255
Prior service cost	(4,255)	(3,072)	(7,875)	(2,304)	(6,167)	(1,869)

Gross amount recognized in Accumulated OCI	432,999	(1,515)	106,292	2,860	90,640	1,386
Taxes	(174,915)	(41,639)	(27,974)	(874)	(23,900)	(489)

Net amount recognized in Accumulated OCI	¥258,084	¥(43,154)	¥78,318	¥1,986	¥66,740	¥897

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2020	2021	2020		2021
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥195,492	¥(423,283)	¥(1,732)	¥(2,166)	¥319	¥(1,541)
Prior service cost arising during the year	—	(22)	3,722	—	(1,187)	—
Losses (gains) due to amortization:
Net actuarial loss	(5,641)	(17,019)	(8,685)	(1,162)	(11,560)	(208)
Prior service cost	1,204	1,205	2,633	1,881	2,614	448
Curtailment and settlement	2,366	4,605	(223)	—	(30)	—
Foreign currency translation adjustments	—	—	(1,125)	(58)	(5,808)	(173)

Total changes in Accumulated OCI	¥193,421	¥(434,514)	¥(5,410)	¥(1,505)	¥(15,652)	¥(1,474)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	36.3%	0.3%	—%
Japanese debt securities	28.6	—	—
Non-Japanese equity securities	15.7	44.9	63.0
Non-Japanese debt securities	13.9	43.0	27.0
Real estate	1.4	10.0	10.0
Short-term assets	4.1	1.8	—

Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2022	¥82,295	¥23,248	¥1,976
2023	80,857	24,078	2,012
2024	81,015	25,322	2,032
2025	80,709	26,245	2,004
2026	79,277	28,020	1,950
Thereafter (2027-2031)	387,189	173,667	8,272

Pension Benefits [Member]
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2020 and 2021:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2020		2021		2020		2021
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥125,218		¥118,509		¥—		¥—
Japanese debt securities	212,727		324,700		—		—
Non-Japanese marketable equity securities	146,796		90,598		—		—
Non-Japanese debt securities	169,978		215,015		—		—
Other	100,798		153,483		—		—

Total pooled funds	755,517		902,305		—		—

Other investment funds	514,726	(1)	610,523	(1)	144,904	(2)	146,726	(2)

Total	¥1,270,243		¥1,512,828		¥144,904		¥146,726

Notes:
(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥486,496 million and ¥13,891 million, respectively, at March 31, 2020 and ¥580,617 million and ¥14,763 million, respectively, at March 31, 2021.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥56,125 million, ¥54,474 million and ¥34,098 million, respectively, at March 31, 2020 and ¥58,086 million, ¥51,318 million and ¥37,161 million, respectively, at March 31, 2021.

Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]
Pension benefits and SIP Investments:

At March 31, 2020	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥147,926	¥—	¥—	¥147,926	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	42,135	5,185	—	47,320
Other debt securities	7,014	12,113	325	19,452	—	105,096	—	105,096
Japanese marketable equity securities	690,741	—	—	690,741	—	—	—	—
Non-Japanese marketable equity securities	47,655	235	—	47,890	26,981	616	—	27,597
Other investment funds	—	—	—	—	81,803	150,121	—	231,924	(2)
Japanese general account of life insurance companies (1)	—	217,898	—	217,898	—	—	—	—
Other investments	6,547	32,150	—	38,697	480	1,937	250	2,667

Total	¥899,883	¥262,396	¥325	¥1,162,604	¥151,399	¥262,955	¥250	¥414,604

At March 31, 2021	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥145,236	¥—	¥—	¥145,236	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	44,105	4,645	—	48,750
Other debt securities	10,136	14,065	230	24,431	—	117,696	—	117,696
Japanese marketable equity securities	862,096	—	—	862,096	—	—	—	—
Non-Japanese marketable equity securities	81,525	588	—	82,113	34,584	671	—	35,255
Other investment funds	—	—	—	—	76,520	164,810	—	241,330	(2)
Japanese general account of life insurance companies (1)	—	217,827	—	217,827	—	—	—	—
Other investments	8,390	5,092	—	13,482	812	13,502	333	14,647

Total	¥1,107,383	¥237,572	¥230	¥1,345,185	¥156,021	¥301,324	¥333	¥457,678

Notes:
(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2019 to March 31, 2020 and 1.25% from April 1, 2020 to March 31, 2021.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥81,768 million and ¥119,307 million, respectively, which were held by MUFG Americas Holdings at December 31, 2019 and ¥80,717 million and ¥128,005 million, respectively, at December 31, 2020.

Foreign Offices and Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2020	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥147,926	¥—	¥—	¥147,926	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	42,135	5,185	—	47,320
Other debt securities	7,014	12,113	325	19,452	—	105,096	—	105,096
Japanese marketable equity securities	690,741	—	—	690,741	—	—	—	—
Non-Japanese marketable equity securities	47,655	235	—	47,890	26,981	616	—	27,597
Other investment funds	—	—	—	—	81,803	150,121	—	231,924	(2)
Japanese general account of life insurance companies (1)	—	217,898	—	217,898	—	—	—	—
Other investments	6,547	32,150	—	38,697	480	1,937	250	2,667

Total	¥899,883	¥262,396	¥325	¥1,162,604	¥151,399	¥262,955	¥250	¥414,604

At March 31, 2021	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥145,236	¥—	¥—	¥145,236	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	44,105	4,645	—	48,750
Other debt securities	10,136	14,065	230	24,431	—	117,696	—	117,696
Japanese marketable equity securities	862,096	—	—	862,096	—	—	—	—
Non-Japanese marketable equity securities	81,525	588	—	82,113	34,584	671	—	35,255
Other investment funds	—	—	—	—	76,520	164,810	—	241,330	(2)
Japanese general account of life insurance companies (1)	—	217,827	—	217,827	—	—	—	—
Other investments	8,390	5,092	—	13,482	812	13,502	333	14,647

Total	¥1,107,383	¥237,572	¥230	¥1,345,185	¥156,021	¥301,324	¥333	¥457,678

Notes:
(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2019 to March 31, 2020 and 1.25% from April 1, 2020 to March 31, 2021.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥81,768 million and ¥119,307 million, respectively, which were held by MUFG Americas Holdings at December 31, 2019 and ¥80,717 million and ¥128,005 million, respectively, at December 31, 2020.